Staff Costs	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Staff Costs
7.	STAFF COSTS

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Salaries, bonuses and staff welfare	12,192	15,490	18,493
Pension scheme contributions (defined contribution schemes)	104	1,014	1,590

	12,296	16,504	20,083